SHARE-BASED COMPENSATION - Employee Share options (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SHARE-BASED COMPENSATION
Share options granted (in shares)	5,296,204	2,303,900	1,801,900
Share options granted (in dollars per share)	$ 2.17	$ 1.84	$ 1.73
Contractual term of options granted	10 years	10 years
Vesting period	4 years	4 years
Percentage of stock awards vesting each year	25.00%	25.00%
One year after grant date
SHARE-BASED COMPENSATION
Vesting period		1 year	1 year
Vesting percentage		40.00%	40.00%
Annual basis over 3 years
SHARE-BASED COMPENSATION
Vesting period	3 years	3 years
Vesting percentage	60.00%	60.00%